OTHER CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
OTHER CASH FLOW DISCLOSURES

14.	OTHER CASH FLOW DISCLOSURES
CHANGE IN NON-CASH OPERATING WORKING CAPITAL AND OTHER ASSETS

	Year ended December 31
Cash provided by (used for):	2018	2017
Accounts receivable and other current assets (1)	$28.5	$40.9
Accounts payable	(54.0)	(22.7)
	($25.5)	$18.2

(1)	Includes accounts receivable, inventory and prepaids.
CHANGE IN NON-CASH INVESTING WORKING CAPITAL

	Year ended December 31
Cash used for:	2018	2017
Accounts payable, including capital accruals	($10.5)	($7.5)